Schedule of Related Party Transactions (Details) (Parenthetical) - USD ($)	6 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Related Party Transactions [Abstract]
Interest rate	3.50%			3.50%
Related interest expense	$ 2,435